Note 2 - Allowance For Loan Losses: Past Due Financing Receivables (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Cosumer Loans
Financing Receivable, Recorded Investment, Past Due	$ 46,592,541	$ 39,864,375
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due	2,723,232	2,168,104
Sales Finance Contracts
Financing Receivable, Recorded Investment, Past Due	2,536,836	2,040,144
Financing Receivable, Recorded Investment, Past Due	51,852,609	44,072,623
Financing Receivables, 30 to 59 Days Past Due | Cosumer Loans
Financing Receivable, Recorded Investment, Past Due	18,128,284	14,483,119
Financing Receivables, 30 to 59 Days Past Due | Real Estate Loans
Financing Receivable, Recorded Investment, Past Due	683,655	676,407
Financing Receivables, 30 to 59 Days Past Due | Sales Finance Contracts
Financing Receivable, Recorded Investment, Past Due	932,890	749,910
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due	19,744,829	15,909,436
Financing Receivables, 60 to 89 Days Past Due | Cosumer Loans
Financing Receivable, Recorded Investment, Past Due	9,336,595	7,905,817
Financing Receivables, 60 to 89 Days Past Due | Real Estate Loans
Financing Receivable, Recorded Investment, Past Due	535,598	321,125
Financing Receivables, 60 to 89 Days Past Due | Sales Finance Contracts
Financing Receivable, Recorded Investment, Past Due	574,458	447,157
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due	10,446,651	8,674,099
Financing Receivables, Equal to Greater than 90 Days Past Due | Cosumer Loans
Financing Receivable, Recorded Investment, Past Due	19,127,662	17,475,439
Financing Receivables, Equal to Greater than 90 Days Past Due | Real Estate Loans
Financing Receivable, Recorded Investment, Past Due	1,503,979	1,170,572
Financing Receivables, Equal to Greater than 90 Days Past Due | Sales Finance Contracts
Financing Receivable, Recorded Investment, Past Due	1,029,488	843,077
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due	$ 21,661,129	$ 19,489,088